COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2013 are:

Minimum lease payments
2014	3,603,484
2015	4,534,964
2016	13,512,028
2017	13,002,765
2018	11,164,271
2019 and thereafter	9,711,305
Total	55,528,817